REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE

16.   REVENUE

The following table presents GFL’s revenue disaggregated by service type for the periods indicated:

	Year ended December 31,
	2023	2022
Residential	$1,538.4	$1,488.8
Commercial/industrial	2,881.8	2,461.3
Total collection	4,420.2	3,950.1
Landfill	940.1	837.7
Transfer	753.7	671.8
Material recovery	322.5	346.3
Other	404.9	415.3
Solid Waste	6,841.4	6,221.2
Environmental Services	1,620.6	1,343.2
Intercompany revenue	(946.5)	(803.1)
Revenue	$7,515.5	$6,761.3